Mineral Stream Interests - Additional Information (Detail) MillionTonnesPerAnnum in Millions, $ in Millions									12 Months Ended
		Dec. 14, 2022 USD ($)	Sep. 07, 2022 USD ($) shares	Jan. 17, 2022 USD ($) UNIT_OZ	Dec. 13, 2021 USD ($) oz	Nov. 15, 2021 USD ($) oz	Jun. 30, 2021 MillionTonnesPerAnnum	Mar. 24, 2021 USD ($) $ / oz	Dec. 31, 2022 USD ($) oz Agreement	Dec. 31, 2021 USD ($) UNIT_OZ	Dec. 31, 2022 CAD ($) oz Agreement	Dec. 06, 2022 USD ($)	Sep. 28, 2022 USD ($)	Sep. 07, 2022 CAD ($) shares	Apr. 11, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 21, 2022 USD ($) UNIT_OZ	Feb. 28, 2022 USD ($)	Feb. 08, 2022 USD ($) UNIT_OZ	Jan. 26, 2022 USD ($) UNIT_OZ $ / oz	Jan. 26, 2022 CAD ($) UNIT_OZ $ / oz	Dec. 23, 2021 USD ($)	May 10, 2021 oz	Apr. 21, 2021 USD ($)	Apr. 15, 2021 USD ($)	Nov. 05, 2020 UNIT_OZ	Oct. 02, 2008	Mar. 23, 2006 oz
Disclosure Of Mineral Stream Interests [line items]
Gain on disposal of silver streaming interest									$ 155,868,000	$ 0
Upfront cash consideration paid	[1]								45,352,000
Upfront cash consideration to be paid	[1],[2]								323,000,000
Keno Hill Pmpa [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased																												25.00%
Gain on disposal of silver streaming interest			$ 104,395,000
Receipt of shares as consideration for termination, shares | shares			34,800,989											34,800,989
Receipt of shares as consideration for termination, value			$ 141,000,000
Yauliyacu PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased																													100.00%
Cash consideration received upon disposal of mineral stream interest		$ 132,000,000
Gain on disposal of silver streaming interest		$ 51,473,000
Expected cash consideration										150,000,000
Number Of Ounces To Be Purchased Of Which Payment Due | oz																													1,500,000
Per Ounce Cash Payment As Percentage Of The Per Ounce Price Payment Due																													50.00%
Percentage Of Issued And Outstanding Shares																													6.00%
Tranche One [Member] | Curipamba PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid												$ 13,000,000
Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid																			$ 4,000,000							$ 34,000,000
Additional cash consideration paid to date															$ 15,000,000
Additional cash consideration For Precious Metal Purchase Agreement									65,000,000
Santo Domingo [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid																									$ 30,000,000
Upfront cash consideration to be paid									290,000,000
Fenix Gold [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid									25,000,000
Constancia [member] | Bottom of range [member]
Disclosure Of Mineral Stream Interests [line items]
Fixed rate gold recoveries																								55.00%
Constancia [member] | Top of range [member]
Disclosure Of Mineral Stream Interests [line items]
Fixed rate gold recoveries																								70.00%
Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid									13,000,000			13,000,000
Upfront cash consideration to be paid									175,500,000
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives									500,000
Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid			$ 15,000,000						16,000,000		$ 20			$ 20		$ 16,000,000	$ 20
Upfront cash consideration to be paid									178,000,000		$ 240										$ 178,000,000	$ 240
Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid									$ 125,000,000
Goose [Member] | Tranche One [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid												31,250,000	$ 31,250,000
Goose PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid												$ 31,250,000	$ 31,250,000
Silver [member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									100.00%		100.00%
NumberOfOuncesToBeDeliveredBeforeFirstStepDownInEntitlementPercentage | oz									2,150,000		2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL									22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered									18.00%
Silver [member] | Marmato [member] | Amended Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased																		100.00%
Percentage of metal production at the mine which WPM is entitled to after step down																		50.00%
NumberOfOuncesToBeDeliveredBeforeFirstStepDownInEntitlementPercentage | UNIT_OZ																		2,150,000
Silver [member] | Santo Domingo [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									0.00%		0.00%
Silver [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased					50.00%				50.00%		50.00%
Percentage of metal production at the mine which WPM is entitled to after step down					33.00%
Percentage of spot price of metal thereafter					22.00%
NumberOfOuncesToBeDeliveredBeforeFirstStepDownInEntitlementPercentage | oz					17,800,000
Upfront cash consideration to be paid					$ 141,000,000					$ 141,000,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered					18.00%				18.00%
Percentage of production to be purchased after stream percentage reduction									33.00%		33.00%
Silver [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									100.00%		100.00%
Silver [member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased				75.00%					75.00%		75.00%
Percentage of metal production at the mine which WPM is entitled to after step down				50.00%
NumberOfOuncesToBeDeliveredBeforeFirstStepDownInEntitlementPercentage | UNIT_OZ				4,600,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered									18.00%
Percentage of production to be purchased after stream percentage reduction									50.00%		50.00%
Silver [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									0.00%		0.00%
Silver [member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									0.00%		0.00%
Gold [member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									10.50%		10.50%																6.50%
Percentage of metal production at the mine which WPM is entitled to after step down																											3.25%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL									22.00%		22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered									18.00%
Gold ounces to be delivered before entitlement step down takes effect | UNIT_OZ																											190,000
Additional cash consideration paid to date																		$ 15,000,000
Additional cash consideration For Precious Metal Purchase Agreement																		$ 65,000,000
Gold [member] | Marmato [member] | Amended Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased																		10.50%
Upfront cash consideration paid																		$ 53,000,000
Upfront cash consideration to be paid																		$ 175,000,000
Gold ounces to be delivered before entitlement step down takes effect | UNIT_OZ										310,000
Percentage of production to be purchased after stream percentage reduction																		5.25%
Gold [member] | Santo Domingo [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased								100.00%	100.00%		100.00%
Upfront cash consideration paid								$ 30,000,000																	$ 30,000,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL								22.00%
Upfront cash consideration to be paid								$ 290,000,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered								18.00%	18.00%
Gold ounces to be delivered before entitlement step down takes effect | $ / oz								285,000
Percentage of production to be purchased after stream percentage reduction								67.00%
Gold [member] | Fenix Gold [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid						$ 25,000,000
Percentage of metal production at the mine which WPM is entitled to after step down						3.50%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL						22.00%
Upfront cash consideration to be paid						$ 50,000,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered						18.00%
Percentage Of Production To Be Acquired						6.00%
Number Of Gold Ounces To Be Delivered Before First Step Down In Entitlement Percentage | oz						90,000
Percentage of production to be acquired						4.00%
Number Of Gold Ounces To Be Delivered Before Second Step Down In Entitlement Percentage | oz						140,000
Upfront Cash Consideration To Be Payable Subject To Receipt Of Environmental Impact Assessment						$ 25,000,000
Gold [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased					8.00%				8.00%		8.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL					35.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered									35.00%
Gold ounces to be delivered before entitlement step down takes effect | oz					279,908
Amount paid for the stream					$ 300,000,000
Percentage of production to be purchased after stream percentage reduction					4.00%				4.00%		4.00%
Gold [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									50.00%		50.00%
Upfront cash consideration paid																							$ 4,000,000
Gold penalty for failure to mine minimum tonnes cancelled | oz																								8,020
Minimum processed tonnage required before additional cash consideration due | MillionTonnesPerAnnum							4
Gold [member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased				50.00%					50.00%		50.00%
NumberOfOuncesToBeDeliveredBeforeFirstStepDownInEntitlementPercentage | UNIT_OZ				145,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered									18.00%
Percentage of production to be purchased after stream percentage reduction				33.00%					33.00%		33.00%
Gold [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									100.00%		100.00%										100.00%	100.00%
NumberOfOuncesToBeDeliveredBeforeFirstStepDownInEntitlementPercentage | UNIT_OZ																					150,000	150,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered									18.00%
Percentage of production to be purchased after stream percentage reduction									67.00%		67.00%										67.00%	67.00%
Gold [member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									4.15%		4.15%									4.15%
NumberOfOuncesToBeDeliveredBeforeFirstStepDownInEntitlementPercentage									130,000		130,000									130,000
Percentage of production to be purchased after first step down									2.15%		2.15%									2.15%
Number of ounces to be delivered before second step down in entitlement percentage									200,000		200,000									200,000
Percentage of production to be purchased after second step down									1.50%		1.50%									1.50%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL																				22.00%
Upfront cash consideration to be paid																				$ 125,000,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered									18.00%
Per ounce cash payment as a percentage of the spot price of metal delivered																				18.00%
Gold And Silver [Member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL				22.00%
Upfront cash consideration to be paid				$ 175,500,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives				$ 500,000
Upfront Cash Consideration Available For Advance Pre Construction				$ 13,000,000
Platinum [Member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									0.00%		0.00%
Platinum [Member] | Santo Domingo [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									0.00%		0.00%
Platinum [Member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									0.00%		0.00%
Platinum [Member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									0.00%		0.00%
Platinum [Member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									0.00%		0.00%
Platinum [Member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									22.00%		22.00%										22.00%	22.00%
NumberOfOuncesToBeDeliveredBeforeFirstStepDownInEntitlementPercentage | $ / oz																					120,000	120,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered									18.00%
Percentage of production to be purchased after stream percentage reduction									15.00%		15.00%										15.00%	15.00%
Platinum [Member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased									0.00%		0.00%
Gold And Platinum [Member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL																					22.00%	22.00%
Upfront cash consideration to be paid																						$ 240
Per ounce cash payment as a percentage of the spot price of metal delivered																					18.00%	18.00%

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 32 for details of when the remaining upfront consideration to be paid becomes due.